S000107715 [Member] Annual Fund Operating Expenses - NORTHERN TRUST 2031 INFLATION-LINKED DISTRIBUTING LADDER ETF - NORTHERN TRUST 2031 INFLATION-LINKED DISTRIBUTING LADDER ETF	Aug. 21, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.10%

[1]	The management fee is structured as a “unitary management fee,” out of which the Fund’s investment adviser, Northern Trust Investments, Inc. (“NTI”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: (i) the Fund’s management fee; (ii) distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b‑1 under the 1940 Act; (iii) interest expenses; (iv) brokerage expenses and other expenses (such as stamp taxes) in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (v) tax expenses; and (vi) extraordinary expenses, as determined under generally accepted accounting principles.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.